Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Disclosure of Other Current Assets

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Prepayments*	1,663,213	1,403,277
Security deposit	38,577	34,822
Accrued interest	179	98,036

	1,701,969	1,536,135

*	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.